Offerings	Mar. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2035
Amount Registered | shares	6,000,000,000
Maximum Aggregate Offering Price	$ 593,856,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 90,919.35
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" In Steel Dynamics, Inc.'s Registration Statement on Form S-3 (File No. 333-268703) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% Notes due 2055
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 388,116,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 59,420.56
Offering Note	See Offering Note 1.